Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Liabilities [Abstract]
Sales and other taxes payable	$ 13,840	$ 17,250
Accrued personnel	11,931	13,474
Allowance for sales returns	5,839	8,664
Accrued freight expense	1,704	2,522
Accrued advertising expense	1,447	2,513
Accrued legal expense	484	1,996
Accrued inventory	2,338	1,374
Accrued professional expense	2,552	752
Accrued health expense	767	415
Other	2,112	2,043
Total accrued liabilities	$ 43,014	$ 51,003